Real Estate and Accumulated Depreciation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in real estate:
Balance at beginning of year	$ 6,336,291,000	$ 5,979,575,000	$ 5,117,005,000
Additions:
Acquisitions	1,707,421,000	67,673,000	451,363,000
Improvements	398,510,000	590,394,000	646,161,000
Conversions from loans receivable	10,070,000		23,097,000
Assumed other items, net	208,314,000		1,899,000
Assumed debt	559,508,000
Purchase price adjustments		665,000
Reclassification of lease commissions			2,359,000
Total additions	2,883,823,000	658,732,000	1,124,879,000
Deductions:
Cost of real estate sold	(216,300,000)	(260,956,000)	(219,079,000)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,372,000)	(15,837,000)	(10,582,000)
Impairment of assets	(947,000)	(25,223,000)	(32,648,000)
Total deductions	(227,619,000)	(302,016,000)	(262,309,000)
Balance at end of year	8,992,495,000	6,336,291,000	5,979,575,000
Accumulated depreciation:
Balance at beginning of year	677,851,000	600,781,000	478,373,000
Additions:
Depreciation and amortization expenses	202,543,000	164,923,000	163,045,000
Amortization of above market leases	2,524,000	2,061,000	3,477,000
Reclassification of lease commissions			423,000
Total additions	205,067,000	166,984,000	166,945,000
Real Estate Accumulated Deductions:
Real Estate Accumulated Depreciation, Real Estate Sold	(31,919,000)	(74,244,000)	(33,578,000)
Real Estate Accumulated Depreciation, Other Deductions	(14,033,000)	(15,670,000)	(10,959,000)
Total deductions	(45,952,000)	(89,914,000)	(44,537,000)
Balance at end of year	836,966,000	677,851,000	600,781,000
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 8,802,656,000	$ 6,378,056,000	$ 5,977,346,000